Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Summary of fair value hierarchy for financial assets and liabilities that are measured at fair value on recurring basis

The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2025:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Financial assets - investments FVTPL - traded		92	92	—	—
Financial assets - investments FVTPL - not traded		79	—	—	79
Non-current financial assets - derivatives	19	340	—	340	—
Current financial assets - derivatives	19	1,941	—	1,941	—
Non-current secured notes at FVTPL	19	4,208	—	—	4,208
Total assets		6,660	92	2,281	4,287

Current financial liabilities - derivatives	19, 26	592	—	592	—
Non-current financial liabilities - derivatives	19, 26	208	—	208	—
Total Liabilities		800	—	800	—

At December 31, 2024:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Financial assets - investments FVTPL - traded		106	106	—	—
Financial assets - investments FVTPL - not traded		95	—	—	95
Current financial assets - derivatives	19	711	—	711	—
Non-current secured notes at FVTPL	19	3,938	—	—	3,938
Total assets		4,850	106	711	4,033

Current financial liabilities - derivatives	19, 26	3,420	—	3,420	—
Non-current financial liabilities - derivatives	19, 26	642	—	642	—
Total Liabilities		4,062	—	4,062	—

Summary of changes in level 3 instruments

The following table presents the changes in level 3 instruments for the year ended December 31, 2025:

	Financial assets - investments FVTPL - not traded	Non-current secured notes at FVTPL	Total
	(EUR thousand)
At December 31, 2024	95	3,938	4,033
Additions	13	—	13
Disposals	(28)	—	(28)
Fair value adjustments	—	270	270
At December 31, 2025	79	4,208	4,287